OPERATING SEGMENTS (Schedule of Percentage of Non-Current Assets) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	89.00%	88.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	11.00%	12.00%